UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust

(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Jeffrey Mortimer
Laudus Institutional Trust
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.1%		Common Stock	2,412,400	2,528,471
4.8%		Preferred Stock	132,394	130,750
2.7%		Other Investment Company	72,583	72,583

101.6%		Total Investments	2,617,377	2,731,804
(1	.6)%	Other Assets and Liabilities, Net		(43,882)

100.0%		Net Assets		2,687,922

	Number	Value
Security	of Shares	($)

Common Stock 94.1% of net assets

Brazil 9.1%

Software & Services 4.0%
Redecard S.A.	6,400	106,605

Transportation 2.8%
Companhia de Concessoes Rodoviarias	3,300	75,610

Utilities 2.3%
CPFL Energia S.A. ADR	1,000	61,780

		243,995

Chile 3.5%

Utilities 3.5%
Enersis S.A. ADR	4,100	93,726

China 20.9%

Banks 7.2%
China Construction Bank Corp., Class H	122,000	104,206
Industrial & Commercial Bank of China Ltd., Class H	110,000	90,592

		194,798

Capital Goods 2.6%
Beijing Enterprises Holdings Ltd.	9,500	68,806

Food, Beverage & Tobacco 3.3%
China Yurun Food Group Ltd.	30,000	88,993

Household & Personal Products 1.9%
Hengan International Group Co., Ltd.	7,000	51,830

Telecommunication Services 2.3%
China Mobile Ltd.	6,500	60,479

Transportation 3.6%
China Merchants Holdings International Co., Ltd.	14,000	45,163
China Shipping Development Co., Ltd., Class H	34,000	50,566

		95,729

		560,635

Columbia 2.4%

Banks 2.4%
Bancolombia S.A. ADR	1,400	63,714

Czech Republic 4.5%

Banks 2.7%
Komercni Banka A/S	338	72,426

Utilities 1.8%
CEZ A/S	1,040	48,831

		121,257

Egypt 3.5%

Telecommunication Services 3.5%
Orascom Telecom Holding S.A.E. - Reg’d GDR	1,515	34,444
Telecom Egypt	18,238	60,607

		95,051

India 2.1%

Telecommunication Services 2.1%
Bharti Airtel Ltd.	8,124	57,603

Indonesia 2.4%

Utilities 2.4%
PT Perusahaan Gas Negara	156,000	64,463

Kazahkstan 2.2%

Energy 2.2%
KazMunaiGas Exploration Production GDR	2,362	58,814

Malaysia 2.1%

Telecommunication Services 2.1%
Maxis Berhad *	36,200	56,774

Mexico 2.0%

Media 2.0%
Grupo Televisa S.A. ADR	2,600	53,976

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	1,200	68,004

Poland 1.8%

Banks 1.8%
Bank Pekao S.A. *	837	46,994

Republic of Korea 5.4%

Banks 2.0%
KB Financial Group, Inc. ADR *	1,077	54,766

Food, Beverage & Tobacco 3.4%
KT&G Corp.	1,640	90,698

		145,464

Russia 3.8%

Energy 3.8%
Gazprom ADR	2,200	56,100
LUKOIL ADR	800	45,840

		101,940

South Africa 2.7%

Energy 2.7%
Sasol	1,811	72,574

Taiwan 15.0%

Banks 2.0%
Chinatrust Financial Holding Co., Ltd.	85,991	53,457

Semiconductors & Semiconductor Equipment 6.7%
MediaTek, Inc.	4,056	70,471
Taiwan Semiconductor Manufacturing Co., Ltd.	55,224	111,303

		181,774

Technology Hardware & Equipment 3.2%
Asustek Computer, Inc.	22,044	42,458
Asustek Computer, Inc. - Reg’d GDR	4,406	42,566

		85,024

Telecommunication Services 3.1%
Chunghwa Telecom Co., Ltd. ADR	4,507	83,695

		403,950

Thailand 2.4%

Energy 2.4%
PTT PCL	8,700	64,193

Turkey 5.8%

Energy 2.7%
Tupras-Turkiye Petrol Rafinerileri A/S	3,633	72,083

Telecommunication Services 3.1%
Turkcell Iletisim Hizmetleri A/S	11,739	83,261

		155,344

Total Common Stock (Cost $2,412,400)		2,528,471

Preferred Stock 4.8% of net assets

Brazil 3.4%

Banks 1.7%
Itausa - Investimentos Itau S.A.	6,874	46,788

Materials 1.7%
Vale S.A. ADR	1,800	44,676

		91,464

Republic of Korea 1.4%

Automobiles & Components 1.4%
Hyundai Motor Co.	1,070	39,286

Total Preferred Stock (Cost $132,394)		130,750

Other Investment Company 2.7% of net assets

United States 2.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	72,583	72,583

Total Other Investment Company (Cost $72,583)		72,583

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $2,617,384 and the unrealized appreciation and depreciation were $378,084 and ($263,664), respectively, with a net unrealized appreciation of $114,420.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $1,401,903 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$613,286	$—	$613,286
Brazil(a)	243,995	—	—	243,995
Chile(a)	93,726	—	—	93,726
China(a)	—	471,642	—	471,642
Food, Beverage & Tobacco	88,993	—	—	88,993
Columbia(a)	63,714	—	—	63,714
Kazahkstan(a)	58,814	—	—	58,814
Malaysia(a)	56,774	—	—	56,774
Mexico(a)	53,976	—	—	53,976
Philippines(a)	68,004	—	—	68,004
Republic of Korea(a)	145,464	—	—	145,464
Russia(a)	101,940	—	—	101,940

 Laudus Mondrian Institutional Emerging Markets Fund

 Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Taiwan(a)	—	235,231	—	235,231
Technology Hardware & Equipment	42,566	42,458	—	85,024
Telecommunication Services	83,695	—	—	83,695
Thailand(a)	64,193	—	—	64,193
Preferred Stock(a)
Brazil(a)	91,464	—	—	91,464
Republic of Korea(a)	—	39,286	—	39,286
Other Investment Company	72,583	—	—	72,583

Total	$1,329,901	$1,401,903	$—	$2,731,804

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46279DEC09

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of December 31, 2009 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	13,565,934	15,039,572
—%	Rights	—	—
1.2%	Other Investment Company	187,339	187,339

99.9%	Total Investments	13,753,273	15,226,911
0.1%	Other Assets and Liabilities, Net		20,688

100.0%	Net Assets		15,247,599

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 9.2%

Banks 0.2%
National Australia Bank Ltd.	927	22,623

Food & Staples Retailing 2.8%
Wesfarmers Ltd.	15,297	427,626

Insurance 2.7%
QBE Insurance Group Ltd.	18,258	416,654

Telecommunication Services 3.5%
Telstra Corp., Ltd.	174,219	535,615

		1,402,518

Finland 0.9%

Materials 0.9%
UPM-Kymmene Oyj	11,038	131,229

France 15.2%

Banks 2.0%
Societe Generale	4,415	306,754

Capital Goods 2.7%
Compagnie de Saint-Gobain	7,492	406,413

Energy 4.0%
Total S.A.	9,615	617,571

Food & Staples Retailing 3.6%
Carrefour S.A.	11,360	544,903

Telecommunication Services 2.9%
France Telecom S.A.	17,488	436,995

		2,312,636

Germany 5.0%

Telecommunication Services 1.5%
Deutsche Telekom AG - Reg’d	16,117	236,433

Utilities 3.5%
RWE AG	5,448	528,687

		765,120

Hong Kong 1.2%

Utilities 1.2%
Hongkong Electric Holdings Ltd.	34,500	187,931

Italy 2.4%

Banks 2.4%
Intesa Sanpaolo *	81,979	368,907

Japan 19.5%

Automobiles & Components 2.8%
Toyota Motor Corp.	10,200	430,042

Food & Staples Retailing 2.0%
Seven & I Holdings Co., Ltd.	15,200	310,360

Household & Personal Products 3.2%
Kao Corp.	20,600	482,796

Insurance 2.2%
Tokio Marine Holdings, Inc.	12,200	332,928

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Takeda Pharmaceutical Co., Ltd.	11,600	477,935

Technology Hardware & Equipment 3.6%
Canon, Inc.	12,800	544,492

Telecommunication Services 2.6%
KDDI Corp.	75	397,253

		2,975,806

Netherlands 1.9%

Media 1.9%
Reed Elsevier N.V.	23,751	291,409

Singapore 6.1%

Banks 4.5%
Oversea-Chinese Banking Corp., Ltd.	60,267	388,068
United Overseas Bank Ltd.	21,000	292,315

		680,383

Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	112,000	246,693

		927,076

Spain 7.8%

Banks 1.8%
Banco Santander S.A.	16,833	278,160

 1

 Laudus Mondrian Institutional International Equity Fund

 Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 2.9%
Telefonica S.A.	15,993	447,629

Utilities 3.1%
Iberdrola S.A.	48,849	468,108

		1,193,897

Switzerland 5.9%

Insurance 1.4%
Zurich Financial Services AG - Reg’d	989	216,219

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Novartis AG - Reg’d	12,353	674,588

		890,807

Taiwan 2.6%

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	195,839	394,708

United Kingdom 21.0%

Energy 8.2%
BP plc	64,199	619,917
Royal Dutch Shell plc, A Share	20,619	621,292

		1,241,209

Food, Beverage & Tobacco 4.3%
Unilever plc	20,455	655,693

Insurance 1.8%
Aviva plc	43,406	276,112

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
GlaxoSmithKline plc	30,460	645,932

Telecommunication Services 2.5%
Vodafone Group plc	163,484	378,582

		3,197,528

Total Common Stock (Cost $13,565,934)		15,039,572

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,550	—

Total Rights (Cost $—)		—

Other Investment Company 1.2% of net assets

United States 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	187,339	187,339

Total Other Investment Company (Cost $187,339)		187,339

End of Investments.

At 12/31/09, the tax basis cost of the fund’s investments was $13,802,687 and the unrealized appreciation and depreciation were $1,814,692 and ($390,468), respectively, with a net unrealized appreciation of $1,424,224.

At 12/31/09, the values of certain foreign securities held by the fund aggregating $15,039,572 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

Various inputs are used on determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours

2

 Laudus Mondrian Institutional International Equity Fund

 Portfolio Holdings (Unaudited) continued

before the funds value their holdings may require revised valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate revised valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2009:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$15,039,572	$—	$15,039,572
Other Investment Company	187,339	—	—	187,339

Total	$187,339	$15,039,572	$—	$15,226,911

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46280DEC09

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust
By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: February 25th, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: February 25th, 2010

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date: February 25th, 2010